UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Utilities Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Electric utilities (37.8%)

American Electric Power Co., Inc.	63,950	$2,462,715

E.ON AG (Germany)	465,394	8,523,354

Edison International	282,135	12,684,790

Electricite de France SA (EDF) (France)(S)	136,286	2,625,273

Energias de Portugal (EDP) SA (Portugal)	769,587	1,603,940

Entergy Corp.	89,207	5,756,528

Exelon Corp.	82,900	3,065,642

FirstEnergy Corp.	192,100	8,988,359

Great Plains Energy, Inc.	228,100	4,543,752

Iberdrola SA (Spain)	390,349	1,491,809

ITC Holdings Corp.	31,000	2,137,450

Kansai Electric Power, Inc. (Japan)	377,100	5,457,266

Northeast Utilities	25,705	925,637

NV Energy, Inc.	389,025	6,730,133

OGE Energy Corp.	32,900	1,751,596

Pinnacle West Capital Corp.	9,824	485,109

PPL Corp.	118,284	3,237,433

SSE PLC (United Kingdom)	348,852	7,116,164

		79,586,950
Gas utilities (6.5%)

China Resources Gas Group, Ltd. (China)	600,000	1,142,555

Questar Corp.	56,300	1,129,941

Snam SpA (Italy)	551,343	2,227,422

Tokyo Gas Co., Ltd. (Japan)	1,645,000	7,809,342

UGI Corp.	45,200	1,296,336

		13,605,596
Independent power producers and energy traders (16.0%)

AES Corp. (The)(NON)	739,948	8,945,971

Calpine Corp.(NON)	595,100	9,997,680

Electric Power Development Co. (Japan)	290,700	7,530,896

International Power PLC (United Kingdom)	1,138,961	7,267,712

		33,742,259
Multi-utilities (28.3%)

Alliant Energy Corp.	44,534	1,945,690

Ameren Corp.	348,659	11,265,172

Centrica PLC (United Kingdom)	1,813,027	8,687,706

Dominion Resources, Inc.	67,300	3,503,638

GDF Suez (France)	240,845	4,786,055

National Grid PLC (United Kingdom)	837,073	8,389,505

National Grid PLC ADR (United Kingdom)	142,300	7,156,267

PG&E Corp.	217,356	9,498,457

Sempra Energy	53,043	3,448,325

Wisconsin Energy Corp.	27,256	1,031,367

		59,712,182
Oil, gas, and consumable fuels (3.0%)

EQT Corp.	47,600	2,207,688

Origin Energy, Ltd. (Australia)	320,963	4,026,931

		6,234,619
Water utilities (4.7%)

American Water Works Co., Inc.	126,968	4,343,575

Severn Trent PLC (United Kingdom)	93,961	2,502,532

United Utilities Group PLC (United Kingdom)	294,599	2,996,899

		9,843,006

Total common stocks (cost $193,928,447)		$202,724,612

CONVERTIBLE PREFERRED STOCKS (1.9%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	20,446	$1,218,377

PPL Corp. $4.75 cv. pfd.	52,239	2,797,398

Total convertible preferred stocks (cost $3,984,314)		$4,015,775

SHORT-TERM INVESTMENTS (3.1%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	2,465,406	$2,465,406

Putnam Money Market Liquidity Fund 0.12%(e)	1,926,542	1,926,542

SSgA Prime Money Market Fund 0.10%(P)	720,000	720,000

U.S. Treasury Bills with an effective yield of 0.172%, May 30, 2013	301,000	300,475

U.S. Treasury Bills with an effective yield of 0.090%, November 15, 2012(SEGSF)	107,000	106,941

U.S. Treasury Bills with effective yields ranging from 0.175% to 0.187%, May 2, 2013(SEGSF)	478,000	477,246

U.S. Treasury Bills with effective yields ranging from 0.094% to 0.095%, December 13, 2012(SEGSF)	371,000	370,809

U.S. Treasury Bills with effective yields ranging from 0.085% to 0.104%, October 18, 2012(SEGSF)	129,000	128,943

U.S. Treasury Bills with effective yields ranging from 0.066% to 0.071%, July 26, 2012(SEGSF)	110,000	109,989

Total short-term investments (cost $6,606,316)		$6,606,351

TOTAL INVESTMENTS

Total investments (cost $204,519,077)(b)		$213,346,738

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $105,194,754) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	6/20/12	$818,978	$866,301	$47,323
	British Pound	Sell	6/20/12	2,420,139	2,545,827	125,688
	Euro	Buy	6/20/12	3,069,459	3,287,093	(217,634)
Barclays Bank PLC
	British Pound	Buy	6/20/12	813,699	856,305	(42,606)
	Euro	Buy	6/20/12	4,427,605	4,789,320	(361,715)
	Hong Kong Dollar	Buy	6/20/12	3,857,422	3,857,399	23
	Japanese Yen	Sell	6/20/12	2,083,825	2,036,225	(47,600)
Citibank, N.A.
	British Pound	Sell	6/20/12	4,733,481	4,982,434	248,953
	Euro	Sell	6/20/12	2,658,417	2,849,517	191,100
	Hong Kong Dollar	Buy	6/20/12	3,027,614	3,029,316	(1,702)
	Hong Kong Dollar	Sell	6/20/12	3,027,614	3,027,031	(583)
Credit Suisse AG
	British Pound	Sell	6/20/12	1,234,573	1,298,759	64,186
	Euro	Buy	6/20/12	5,305,335	5,683,275	(377,940)
	Japanese Yen	Sell	6/20/12	3,411,736	3,339,710	(72,026)
Deutsche Bank AG
	Euro	Sell	6/20/12	1,792,435	1,921,022	128,587
Goldman Sachs International
	Australian Dollar	Sell	6/20/12	838,723	912,972	74,249
	British Pound	Buy	6/20/12	767,467	807,457	(39,990)
	Euro	Buy	6/20/12	6,584,956	7,051,178	(466,222)
	Japanese Yen	Buy	6/20/12	2,963,309	2,896,776	66,533
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/20/12	746,126	788,959	(42,833)
	British Pound	Buy	6/20/12	1,067,826	1,123,731	(55,905)
	Euro	Buy	6/20/12	359,600	384,632	(25,032)
	Hong Kong Dollar	Buy	6/20/12	3,480,727	3,482,677	(1,950)
JPMorgan Chase Bank, N.A.
	British Pound	Sell	6/20/12	2,472,074	2,601,409	129,335
	Canadian Dollar	Buy	6/20/12	3,740,912	3,908,788	(167,876)
	Euro	Buy	6/20/12	739,356	792,143	(52,787)
	Hong Kong Dollar	Buy	6/20/12	1,043,164	1,043,742	(578)
	Japanese Yen	Sell	6/20/12	1,226,472	1,198,725	(27,747)
Royal Bank of Scotland PLC (The)
	British Pound	Sell	6/20/12	9,155,044	9,622,227	467,183
	Euro	Sell	6/20/12	2,990,070	3,203,004	212,934
	Japanese Yen	Sell	6/20/12	1,473,428	1,439,268	(34,160)
State Street Bank and Trust Co.
	Australian Dollar	Buy	6/20/12	962,931	1,019,175	(56,244)
	Euro	Sell	6/20/12	1,509,132	1,618,067	108,935
UBS AG
	Australian Dollar	Sell	6/20/12	835,902	884,709	48,807
	British Pound	Sell	6/20/12	3,032,110	3,215,054	182,944
	Euro	Buy	6/20/12	7,107,167	7,614,960	(507,793)
Westpac Banking Corp.
	Australian Dollar	Sell	6/20/12	468,529	495,371	26,842
	British Pound	Buy	6/20/12	1,519,214	1,598,563	(79,349)
	Euro	Buy	6/20/12	906,296	970,873	(64,577)
	Japanese Yen	Buy	6/20/12	2,200,147	2,150,760	49,387

Total						$(571,840)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $210,574,081.
(b)	The aggregate identified cost on a tax basis is $205,209,804, resulting in gross unrealized appreciation and depreciation of $32,634,231 and $24,497,297, respectively, or net unrealized appreciation of $8,136,934.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $2,360,568.
	The fund received cash collateral of $2,465,406, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,112 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $27,804,394 and $27,432,779, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,788,464 to cover certain derivatives contracts.
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	DIVERSIFICATION BY COUNTRY*

	United States	56.5%
	United Kingdom	21.0
	Japan	9.9
	Germany	4.1
	France	3.5
	Australia	1.9
	Italy	1.1
	Portugal	0.8
	Spain	0.7
	China	0.5

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,836,843 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,193,850.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$6,234,619	$—	$—
Utilities	138,271,622	58,218,371	—
Total common stocks	144,506,241	58,218,371	—
Convertible preferred stocks	—	4,015,775	—
Short-term investments	2,646,542	3,959,809	—

Totals by level	$147,152,783	$66,193,955	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(571,840)	$—

Totals by level	$—	$(571,840)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,173,009	$2,744,849

Total	$2,173,009	$2,744,849

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012